Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share (Detail) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	52,208,840	49,654,288	49,036,742	149,740,978	151,640,245
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	24,153,378	29,159,417	27,582,170	24,914,801	26,777,351
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	6,750,000	182,951	142,652	0	0
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,305,462	20,311,920	21,311,920	40,150	40,150
Redeemable convertible preferred stock (on an if-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0	121,431,310	121,435,487
Warrants to purchase redeemable convertible preferred stock (on an if-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0	3,354,717	3,387,257